Commitments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
2017		$ 44,463
2018		22,989
2019		7,872
Total		75,324
Minimum Obligation [Member]
2017	$ 18,764	44,463
2018	76,179	22,989
2019	78,467	7,872
2020	60,320
Total	$ 233,731	75,324
Sublease Rentals [Member]
2017
2018
2019
2020
Total